Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2016 and 2015 were as follows:

	March 31, 2016		March 31, 2015
	Quoted Market Prices of Identical	Significant Other Observable	Quoted Market Prices of Identical	Significant Other Observable
	Assets (Level 1)	Inputs (Level 2)	Assets (Level 1)	Inputs (Level 2)
Assets
Marketable securities	$3,572	$—	$3,458	$—
Liabilities
Interest rate swap	$—	$—	$—	$655
Forward contracts	—	—	—	5,449
	$—	$—	$—	$6,104